Other financial assets — current (Tables)	12 Months Ended
Jun. 30, 2026
Other Financial Assets Current
Schedule of other financial assets current

	2026 USD	2025 USD
Security deposits given	85,635	25,638
Loans to external parties	237,189	3,367
Promissory note receivable	–	7,000
Advances to employees	58,602	–
Branch balances receivable	–	–
Fixed deposits	868,685	–
Other receivables from related parties	10,891	–
Other receivables	1,640,865	–
	2,901,867	36,005